MERRILL LYNCH
EUROFUND



FUND LOGO



Annual Report

October 31, 2000



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.





Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION

A Pie Chart depicting Portfolio Information as a Percentage of Stocks as of October 31, 2000:

Finland            2.9%
Sweden             4.1%
Italy              8.7%
Germany           10.5%
Netherlands       10.7%
United Kingdom    41.0%
Switzerland        3.1%
Spain              2.6%
Ireland            1.4%
Denmark            1.1%
Portugal           0.6%
Norway             0.2%
France            13.1%



EUROPEAN STOCK MARKET PERFORMANCE

A Bar Chart depicting percentage of
Total Return for the Six-Month Period
Ended October 31, 2000 In US dollars*

Finland           -28.4%
Sweden            -26.2%
Spain             -11.2%
Germany           - 7.0%
France            - 3.9%
United Kingdom    - 2.7%
Netherlands       - 1.4%
Italy             - 0.2%
Ireland           + 1.6%
Switzerland       + 4.8%
Denmark           +11.2%
Norway            +14.5%



Source: Financial Times/Standard & Poor's--
Actuaries Europe Index.

*For the six-month period ended October 31, 2000, total investment return for the
Financial Times/Standard & Poor's--Actuaries
Europe Index was -4.96%.



Merrill Lynch EuroFund
October 31, 2000


DEAR SHAREHOLDER


During the six months ended October 31, 2000, the total return for the unmanaged Morgan Stanley Capital International (MSCI) Europe Index was -6.81%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares had total returns of 0.00%, -0.48%, -0.49% and -0.07%, respectively. Fund performance was better than the Lipper European Region Funds Average, which returned -8.22%. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 - 6 of this report to shareholders.)


Fiscal Year in Review
For the fiscal year ended October 31, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +1.52%, +0.48%, +0.49% and +1.32%, respectively, while the MSCI Europe Index returned +0.94%. There were two distinct patterns to the relative performance of the Fund during the year. During the first six months, the technology, media and telecommunications sectors experienced strong returns. The Fund was significantly underrepresented in these sectors, and its performance lagged well behind that of the Index. However, this position reversed completely following the declines occurring in these sectors starting in March 2000 when stocks that had been out of favor for some time and had undergone a major de-rating were sought by investors for their defensive characteristics and low valuations. Sectors that performed well during the second half of the year included banks, insurance, food, beverage and pharmaceutical stocks. This benefited the Fund's performance since the Fund was overweighted in all of these sectors, excluding the more highly rated pharmaceutical sector.


Investment Environment
During the last six months, the dominant factors affecting stock and bond markets were related to both macroeconomic and microeconomic concerns. The main macroeconomic issue was the anticipation of slower economic growth, with inflation risks seen to be benign, fueling a rally in government bonds. Equity markets have been gradually adjusting to lower earnings expectations for 2001 and 2002, but have been jolted by a number of profit warnings from high profile companies, particularly in the capital goods and technology areas.

The primary focus of the last six-month period was the growing anticipation of the slowdown in the US economy after nine years of unbroken expansion. It is becoming clear that the US growth rate peaked in the early part of 2000, as the bulge in investment spending has moderated in line with reduced expectations for corporate profits. The European economies remain robust but also appear to have passed their highest rates of growth this cycle with leading indicators such as industrial orders and business confidence having peaked.

Underlying inflation has remained benign in most countries in Europe, although the headline rates have risen above the European Central Bank's target range in response to the large increase in the oil price. This factor presents one of the greatest risks to global equity markets going forward, with investors currently pricing in oil to return to a $20 - $25 range and diminishing inflationary pressures.

Another crucial factor to the performance of the European equity markets has been the euro, which has shown significant weakness against most currencies, but especially the US dollar. There have been a number of reasons for this weakness, but they are related to momentum and sentiment. It is clear that by purchasing-power parity measures the currency is inexpensive relative to the dollar and the yen, but undervaluation is not the only factor driving the currency's movement. Money flow is having a significant impact, with European companies having committed this year to spend at least $51 billion on acquisitions of US companies and European portfolio managers increasing holdings in the US equity market to improve their diversification following the introduction of the single European currency. The European Central Bank demonstrated by its recent intervention that it is no longer prepared to see the euro slide unchallenged against the major currencies, and the prospect of continued intervention could underpin the euro's value around current levels.


Merrill Lynch EuroFund
October 31, 2000


European bond prices have moved steadily upwards over the last six months in the face of monetary tightening neutralizing the impact of reduced earnings expectations on overall equity market valuations. By October 31, 2000, European equity markets were trading at similar valuation ratios to the US market (20 times price/earnings 2001) although earnings growth is forecast to be higher in the United States over the next two years.


Investment Strategy
By October 31, 2000, we adopted a defensive stance in relation to equity markets and favored those stocks with solid cash flow and reasonable valuations. The main areas where the Fund was overweighted included food and beverage, utilities and financials, while the sectors where we have limited exposure included technology, media and pharmaceuticals.


In Conclusion
We thank you for your investment in Merrill Lynch EuroFund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(James A. Macmillan)
James A. Macmillan
Vice President and
Senior Portfolio Manager


November 30, 2000




Merrill Lynch EuroFund
October 31, 2000


PROXY RESULTS
During the six-month period ended October 31, 2000, Merrill Lynch
EuroFund's shareholders voted on the following proposals. Proposals
1 and 2 were approved at a shareholders' meeting on July 25, 2000.
With respect to Proposal 3, the meeting was adjourned until March
21, 2001. The description of each proposal and number of shares voted are as follows:


                                                                         Shares Voted
                                                                             For
1. To elect the Fund's Board of Trustees:    Terry K. Glenn              89,233,674
                                             Ronald W. Forbes            89,209,966
                                             Cynthia A. Montgomery       89,192,935
                                             Charles C. Reilly           89,172,341
                                             Kevin A. Ryan               89.191,995
                                             Roscoe S. Suddarth          89,199,787
                                             Richard R. West             89,205,806
                                             Arthur Zeikel               89,128,821
                                             Edward D. Zinbarg           89,191,148
                                                                     Shares Voted    Shares Voted     Shares Voted
                                                                         For           Against          Abstain
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                     87,455,843      1,806,671     3,271,165

3. To convert the Fund to "master/feeder" structure.                     Adjourned       Adjourned     Adjourned



Merrill Lynch EuroFund
October 31, 2000


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**
Class A Shares*

One Year Ended 9/30/00                    - 0.79%        - 6.00%
Five Years Ended 9/30/00                  +16.14         +14.89
Ten Years Ended 9/30/00                   +14.68         +14.06

*Maximum sales charge is 5.25%. (Prior to October 21, 1994,
Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.) **Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 9/30/00                    - 1.84%        - 5.04%
Five Years Ended 9/30/00                  +14.93         +14.93
Ten Years Ended 9/30/00                   +13.50         +13.50

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 9/30/00                    - 1.79%        - 2.59%
Five Years Ended 9/30/00                  +14.92         +14.92
Inception (10/21/94)
through 9/30/00                           +14.12         +14.12

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**
Class D Shares*

One Year Ended 9/30/00                    - 1.07%        - 6.27%
Five Years Ended 9/30/00                  +15.84         +14.60
Inception (10/21/94)
through 9/30/00                           +15.03         +13.99

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch EuroFund
October 31, 2000


PERFORMANCE DATA (continued)


Total Return Based on a $10,000 Investment

A Line Graph illustrating the growth of an investment in ML EuroFund Class A Shares* and Class B Shares* in comparison to the Morgan Stanley Capital International Europe Index++++. Beginning and ending values are:

                                      10/31/90         10/31/00

ML EuroFund Class A Shares*           $ 9,475          $35,392

ML EuroFund Class B Shares*           $10,000          $33,711

Morgan Stanley Capital
International Europe Index++++        $10,000          $34,352


A Line Graph illustrating the growth of an investment in ML EuroFund Class C Shares* and Class D Shares* in comparison to the Morgan Stanley Capital International Europe Index++++. Beginning and ending values are:

                                      10/31/94         10/31/00

ML EuroFund Class C Shares*           $ 9,475          $22,579

ML EuroFund Class D Shares*           $10,000          $22,449

Morgan Stanley Capital
International Europe Index++++        $10,000          $23,417


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++ML EuroFund invests primarily in equities of corporations domiciled in European countries. Under normal market conditions, at least 80% of the Fund's net assets will be invested in European corporate securities, primarily common stocks and debt and preferred securities convertible into common stock.
++++ This unmanaged capitalization-weighted Index is comprised of a representative sampling of large-, medium-, and small-capitalization companies in developed European countries. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94.

Past performance is not predictive of future performance.



Merrill Lynch EuroFund
October 31, 2000


PERFORMANCE DATA (concluded)

Recent Performance Results*
                                                                                      Ten Years/
                                                      6 Month          12 Month    Since Inception
As of October 31, 2000                              Total Return     Total Return    Total Return
ML EuroFund Class A Shares                               0.00%           +1.52%        +273.55%
ML EuroFund Class B Shares                              -0.48            +0.48         +237.08
ML EuroFund Class C Shares                              -0.49            +0.49         +125.79
ML EuroFund Class D Shares                              -0.07            +1.32         +136.92

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's ten year/since inception periods are ten years for Class A &
Class B Shares and from 10/21/94 for Class C & Class D Shares.


OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Arthur Zeikel, Trustee
Edward D. Zinbarg, Trustee
Robert C. Doll, Jr., Senior Vice President
James A. Macmillan, Vice President and
  Senior Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch EuroFund
October 31, 2000

SCHEDULE OF INVESTMENTS                                                                        (in US dollars)
                        Shares                                                                          Percent of
Industries                Held                  Investments                               Value         Net Assets
Denmark

Services                207,398      ++ISS A/S                                         $   12,754,088          1.0%

                                     Total Investments in Denmark (Cost--$13,307,146)      12,754,088          1.0

Finland

Forestry              2,020,719      Metsa-Serla Oyj 'B'                                   12,674,434          1.0
                      1,075,807      Stora Enso Oyj 'R'                                    11,033,434          0.9
                        421,648      UPM-Kymmene Oyj                                       11,918,918          1.0
                                                                                       --------------        ------
                                                                                           35,626,786          2.9

                                     Total Investments in Finland (Cost--$35,245,710)      35,626,786          2.9

France

Automobiles              84,421      PSA Peugeot Citroen                                   15,527,487          1.3

Banking                 188,197      Banque Nationale de Paris (BNP)                       16,206,803          1.3
                        195,569      Societe Generale 'A'                                  11,089,631          0.9
                                                                                       --------------        ------
                                                                                           27,296,434          2.2

Building Materials      126,695      Compagnie de Saint Gobain                             16,741,584          1.4
                         71,601      Lafarge SA (Ordinary)                                  5,279,944          0.4
                                                                                       --------------        ------
                                                                                           22,021,528          1.8

Holding Company          22,817      Societe Eurafrance SA                                 13,702,170          1.1

Leisure                  47,079      Accor SA                                               1,903,428          0.2

Machinery                95,593      Compagnie Fives-Lille                                  7,130,167          0.6

Media                   125,157      Vivendi                                                8,985,236          0.7

Mining                1,205,942      Usinor SA                                             13,134,710          1.1

Pharmaceuticals         459,918      Aventis SA                                            33,135,252          2.7

Telecommunications      151,704      France Telecom SA                                     15,841,587          1.3

                                     Total Investments in France (Cost--$132,864,316)     158,677,999         13.0

Germany

Banking                 145,412      Deutsche Bank AG (Registered Shares)                  11,955,367          1.0
                        218,660      HypoVereinsbank                                       11,991,253          1.0
                                                                                       --------------        ------
                                                                                           23,946,620          2.0

Capital Goods           461,844      Kloeckner-Werke AG                                     8,846,973          0.7
                        421,908      Thyssen Krupp AG                                       6,043,596          0.5
                                                                                       --------------        ------
                                                                                           14,890,569          1.2

Chemicals               350,079      Bayer AG                                              15,162,748          1.2
                        265,056      Henkel KGaA (Preferred)                               15,883,566          1.3
                                                                                       --------------        ------
                                                                                           31,046,314          2.5


Merrill Lynch EuroFund
October 31, 2000

SCHEDULE OF INVESTMENTS (continued)                                                            (in US dollars)
                        Shares                                                                          Percent of
Industries                Held                  Investments                               Value         Net Assets
Germany (concluded)

Telecommunications      254,886      Deutsche Telekom AG (Registered Shares)           $    9,516,622          0.8%

Utilities               464,718      RWE AG                                                18,670,622          1.5
                        563,998      E. On AG                                              28,634,878          2.4
                                                                                       --------------        ------
                                                                                           47,305,500          3.9

                                     Total Investments in Germany (Cost--$120,760,205)    126,705,625         10.4

Ireland

Banking               2,161,611      Bank of Ireland                                       16,315,576          1.3

                                     Total Investments in Ireland (Cost--$15,827,611)      16,315,576          1.3

Italy

Banking               6,816,660      Banca Intesa SpA                                      28,253,447          2.3

Energy                4,530,959      ENI SpA                                               24,502,013          2.0

Insurance               550,000      Assicurazioni Generali                                18,064,475          1.5

Telecommunications    3,512,009      Olivetti SpA                                          10,627,100          0.9
                        791,272      Telecom Italia Mobile (TIM) SpA                        6,720,235          0.6
                      3,222,221      Telecom Italia SpA (Registered Shares)                17,506,701          1.4
                                                                                       --------------        ------
                                                                                           34,854,036          2.9

                                     Total Investments in Italy (Cost--$105,252,754)      105,673,971          8.7

Netherlands

Chemicals               563,233      Akzo Nobel NV                                         25,612,311          2.1

Consumer Products       170,964      Koninklijke (Royal) Philips Electronics NV             6,710,740          0.5

Energy                  549,579      Royal Dutch Petroleum Company                         32,556,381          2.7

Insurance               439,067      ING Groep NV                                          30,114,636          2.5

Mining                1,161,001      Ispat International NV (NY Registered Shares)          4,498,879          0.4
Services                544,357      Buhrmann NV                                           14,856,983          1.2
                        375,014      Vedior NV 'A'                                          5,578,476          0.4
                                                                                       --------------        ------
                                                                                           20,435,459          1.6

Wholesaling             104,090      Hagemeyer NV                                           2,457,113          0.2
                        327,079      Internatio-Muller NV                                   6,376,340          0.5
                                                                                       --------------        ------
                                                                                            8,833,453          0.7

                                     Total Investments in the Netherlands
                                     (Cost--$127,892,023)                                 128,761,859         10.5



Merrill Lynch EuroFund
October 31, 2000

SCHEDULE OF INVESTMENTS (continued)                                                            (in US dollars)
                        Shares                                                                          Percent of
Industries                Held                  Investments                               Value         Net Assets
Norway

Services                495,709      ++Merkantildata ASA                               $    2,334,504          0.2%

Software                 31,050      ++Hands ASA                                               97,485          0.0

                                     Total Investments in Norway (Cost--$2,444,410)         2,431,989          0.2

Portugal

Utilities             2,866,762      Electricidade de Portugal, S.A. (EDP)                  7,775,576          0.6

                                     Total Investments in Portugal (Cost--$7,429,500)       7,775,576          0.6

Spain

Telecommunications      562,539      ++Telefonica SA                                       10,713,877          0.9

Utilities             1,246,556      Endesa SA                                             20,286,353          1.7

                                     Total Investments in Spain (Cost--$37,797,057)        31,000,230          2.6

Sweden

Banking               1,250,000      Nordic Baltic AB                                       9,356,287          0.8
                      1,258,042      Skandinaviska Enskilda Banken (SEB) 'A'               14,815,265          1.2
                                                                                       --------------        ------
                                                                                           24,171,552          2.0

Capital Goods           189,250      Svedala Industri AB                                    2,814,197          0.2

Consumer Goods        1,281,571      Electrolux AB 'B'                                     16,115,564          1.3

Engineering             227,729      SKF AB 'B'                                             3,375,026          0.3

Mining                  888,202      Avesta Sheffield AB                                    2,641,557          0.2

                                     Total Investments in Sweden (Cost--$50,033,337)       49,117,896          4.0

Switzerland

Insurance                43,421      Zurich Financial Services AG                          21,008,751          1.7

Pharmaceuticals           1,852      Roche Holding AG (Genuss)                             16,912,207          1.4

                                     Total Investments in Switzerland
                                     (Cost--$40,506,697)                                   37,920,958          3.1


Merrill Lynch EuroFund
October 31, 2000

SCHEDULE OF INVESTMENTS (continued)                                                            (in US dollars)
                        Shares                                                                          Percent of
Industries                Held                  Investments                               Value         Net Assets
United Kingdom

Banking               1,783,712      Abbey National PLC                                $   24,632,119          2.0%
                      1,934,124      Alliance & Leicester PLC                              16,542,309          1.3
                      1,020,231      Barclays PLC                                          29,214,735          2.4
                      1,451,802      HSBC Holdings PLC                                     20,702,148          1.7
                      3,250,222      Lloyds TSB Group PLC                                  33,131,924          2.7
                                                                                       --------------        ------
                                                                                          124,223,235         10.1

Building &            2,569,823      Hanson PLC                                            13,564,511          1.1
Construction

Capital Goods         8,053,549      Invensys PLC                                          19,237,549          1.6
                        891,827      Jarvis PLC                                             2,441,116          0.2
                      2,324,667      Rolls-Royce PLC                                        6,042,412          0.5
                                                                                       --------------        ------
                                                                                           27,721,077          2.3

Energy                2,371,696      British Energy PLC                                     6,199,092          0.5

Food                  1,139,368      Allied Domecq PLC                                      5,894,072          0.5
                      2,036,960      Bass PLC                                              19,950,830          1.6
                      2,851,580      Cadbury Schweppes PLC                                 17,639,720          1.4
                      1,458,962      Diageo PLC                                            13,781,225          1.1
                      7,197,898      Unilever PLC                                          48,732,766          4.0
                      3,226,380      Whitbread PLC                                         23,776,509          2.0
                                                                                       --------------        ------
                                                                                          129,775,122         10.6

Insurance             1,621,919      CGNU PLC                                              21,714,839          1.8
                        978,931      Prudential Corporation PLC                            13,177,358          1.1
                      1,390,827      Royal & Sun Alliance Insurance Group PLC               9,906,236          0.8
                                                                                       --------------        ------
                                                                                           44,798,433          3.7

Manufacturing         1,750,795      Williams PLC                                           8,389,687          0.7

Retail                1,798,502      Boots Company PLC                                     14,363,826          1.2
                      3,277,074      J Sainsbury PLC                                       18,427,830          1.5
                      1,624,449      Kingfisher PLC                                         9,718,513          0.8
                      1,524,590      Safeway PLC                                            6,342,701          0.5
                                                                                       --------------        ------
                                                                                           48,852,870          4.0

Telecommunications    1,827,084      British Telecommunications PLC                        21,437,118          1.7
                        554,505      Cable & Wireless PLC                                   7,850,668          0.7
                     14,425,741      Vodafone AirTouch PLC                                 60,067,296          4.9
                                                                                       --------------        ------
                                                                                           89,355,082          7.3

Utilities               217,240      Severn Trent PLC                                       2,318,587          0.2

                                     Total Investments in the United Kingdom
                                     (Cost--$518,295,159)                                 495,197,696         40.5




Merrill Lynch EuroFund
October 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                                                            (in US dollars)
                        Face                                                                             Percent of
                       Amount              Short-Term Securities                          Value          Net Assets
Short-Term Securities

Repurchase        US$ 1,620,000      Warburg Dillon Read LLC, purchased on
Agreements*                          10/31/2000 to yield 6.40% to 11/01/2000           $    1,620,000          0.1%

                                     Total Investments in Short-Term Securities
                                     (Cost--$1,620,000)                                     1,620,000          0.1

Total Investments (Cost--$1,209,275,925)                                                1,209,580,249         98.9

Other Assets Less Liabilities                                                              13,655,073          1.1
                                                                                       --------------        ------
Net Assets                                                                             $1,223,235,322        100.0%
                                                                                       ==============        ======

++Non-income producing security.
*Repurchase Agreements are fully collateralized by US Government &
Agency Obligations.

See Notes to Financial Statements.



PORTFOLIO INFORMATION


As of October 31, 2000
                                 Percent of
Ten Largest Equity Holdings      Net Assets

Vodafone AirTouch PLC                4.9%
Unilever PLC                         4.0
Aventis SA                           2.7
Lloyds TSB Group PLC                 2.7
Royal Dutch Petroleum Company        2.7
ING Groep NV                         2.5
Barclays PLC                         2.4
E. On AG                             2.4
Banca Intesa SpA                     2.3
Akzo Nobel NV                        2.1


                                 Percent of
Ten Largest Industries           Net Assets

Banking                             19.9%
Telecommunications                  13.2
Food                                10.6
Insurance                            9.4
Utilities                            6.4
Energy                               5.2
Chemicals                            4.6
Pharmaceuticals                      4.1
Retail                               4.0
Capital Goods                        3.7



Merrill Lynch EuroFund
October 31, 2000



FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 2000
Assets:             Investments, at value (identified cost--$1,209,275,925)                               $1,209,580,249
                    Receivables:
                      Securities sold                                                   $   34,209,724
                      Dividends                                                              3,778,728
                      Beneficial interest sold                                                 427,116
                      Interest                                                                     288        38,415,856
                                                                                        --------------
                    Prepaid registration fees and other assets                                                   119,234
                                                                                                          --------------
                    Total assets                                                                           1,248,115,339
                                                                                                          --------------

Liabilities:        Payables:
                      Securities purchased                                                  12,636,494
                      Custodian bank                                                         5,076,466
                      Beneficial interest redeemed                                           4,840,767
                      Investment adviser                                                       777,605
                      Distributor                                                              516,756        23,848,088
                                                                                        --------------
                    Accrued expenses and other liabilities                                                     1,031,929
                                                                                                          --------------
                    Total liabilities                                                                         24,880,017
                                                                                                          --------------

Net Assets:         Net assets                                                                            $1,223,235,322
                                                                                                          ==============

Net Assets          Class A Shares of beneficial interest, $.10
Consist of:         par value, unlimited number of shares authorized                                      $    2,534,049
                    Class B Shares of beneficial interest, $.10
                    par value, unlimited number of shares authorized                                           3,860,235
                    Class C Shares of beneficial interest, $.10
                    par value, unlimited number of shares authorized                                             357,090
                    Class D Shares of beneficial interest, $.10
                    par value, unlimited number of shares authorized                                           2,282,727
                    Paid-in capital in excess of par                                                       1,173,289,311
                    Undistributed realized capital gains on
                    investments and foreign currency transactions--net
40,668,767
                    Unrealized appreciation on investments and
                    foreign currency transactions--net                                                           243,143
                                                                                                          --------------
                    Net assets                                                                            $1,223,235,322
                                                                                                          ==============

Net Asset Value:    Class A--Based on net assets of $368,995,495 and 25,340,490 shares
                      of beneficial interest outstanding                                                  $        14.56
                                                                                                          ==============
                    Class B--Based on net assets of $481,875,769 and 38,602,347 shares
                      of beneficial interest outstanding                                                  $        12.48
                                                                                                          ==============
                    Class C--Based on net assets of $43,735,667 and 3,570,905 shares
                      of beneficial interest outstanding                                                  $        12.25
                                                                                                          ==============
                    Class D--Based on net assets of $328,628,391 and 22,827,267 shares
                      of beneficial interest outstanding                                                  $        14.40
                                                                                                          ==============
                    See Notes to Financial Statements.


Merrill Lynch EuroFund
October 31, 2000



FINANCIAL INFORMATION (continued)

Statement of Operations for the Year Ended October 31, 2000
Investment          Dividends (net of $4,803,966 foreign withholding tax)                                 $   37,066,706
Income:             Interest                                                                                   4,404,331
                                                                                                          --------------
                    Total income                                                                              41,471,037
                                                                                                          --------------

Expenses:           Investment advisory fees                                            $   10,854,795
                    Account maintenance and distribution fees--Class B                       6,063,941
                    Transfer agent fees--Class B                                               969,773
                    Account maintenance fees--Class D                                          861,616
                    Custodian fees                                                             746,200
                    Transfer agent fees--Class A                                               615,037
                    Account maintenance and distribution fees--Class C                         480,544
                    Transfer agent fees--Class D                                               470,917
                    Accounting services                                                        109,392
                    Professional fees                                                          102,404
                    Transfer agent fees--Class C                                                81,775
                    Printing and shareholder reports                                            79,215
                    Registration fees                                                           66,791
                    Trustees' fees and expenses                                                 38,167
                    Pricing fees                                                                21,049
                    Other                                                                       43,072
                                                                                        --------------
                    Total expenses                                                                            21,604,688
                                                                                                          --------------
                    Investment income--net                                                                    19,866,349
                                                                                                          --------------

Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                      69,987,606
(Loss) on             Foreign currency transactions--net                                  (27,198,484)        42,789,122
Investments &                                                                           --------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:    Investments--net                                                    (55,049,719)
                      Foreign currency transactions--net                                       195,273      (54,854,446)
                                                                                        --------------    --------------

                    Net Increase in Net Assets Resulting from Operations                                  $    7,801,025
                                                                                                          ==============

                    See Notes to Financial Statements.



Merrill Lynch EuroFund
October 31, 2000



FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                            For the Year Ended
                                                                                                    October 31,
Increase (Decrease) in Net Assets:                                                            2000              1999
Operations:         Investment income--net                                               $  19,866,349     $  21,320,804
                    Realized gain on investments and foreign
                    currency transactions--net                                              42,789,122       264,283,426
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                    (54,854,446)        81,990,705
                                                                                        --------------    --------------
                    Net increase in net assets resulting from operations                     7,801,025       367,594,935
                                                                                        --------------    --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                             (11,202,253)      (20,840,015)
Shareholders:         Class B                                                              (8,390,029)      (22,268,040)
                      Class C                                                                (651,595)       (1,663,399)
                      Class D                                                              (6,514,765)      (10,640,376)
                    In excess of investment income--net:
                      Class A                                                                (273,935)                --
                      Class B                                                                (205,166)                --
                      Class C                                                                 (15,934)                --
                      Class D                                                                (159,309)                --
                    Realized gain on investments--net:
                      Class A                                                             (81,857,581)      (99,747,120)
                      Class B                                                            (118,463,552)     (147,583,398)
                      Class C                                                              (8,717,790)       (9,884,004)
                      Class D                                                             (53,801,676)      (54,000,884)
                                                                                        --------------    --------------
                    Net decrease in net assets resulting from
                    dividends and distributions to shareholders                          (290,253,585)     (366,627,236)
                                                                                        --------------    --------------

Beneficial          Net decrease in net assets derived from beneficial
Interest            interest transactions                                                (208,110,094)     (133,919,709)
Transactions:                                                                           --------------    --------------

Net Assets:         Total decrease in net assets                                         (490,562,654)     (132,952,010)
                    Beginning of year                                                    1,713,797,976     1,846,749,986
                                                                                        --------------    --------------
                    End of year*                                                        $1,223,235,322    $1,713,797,976
                                                                                        ==============    ==============

                    * Undistributed investment income--net                              $           --    $    6,892,293
                                                                                        ==============    ==============

                    See Notes to Financial Statements.



Merrill Lynch EuroFund
October 31, 2000


FINANCIAL INFORMATION (continued)

FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived                              Class A++
from information provided in the financial statements.                      For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                         2000         1999       1998         1997        1996
Per Share           Net asset value, beginning of year      $    17.24   $    17.52  $    18.47  $    16.67   $    15.07
Operating                                                   ----------   ----------  ----------  ----------   ----------
Performance:        Investment income--net                         .28          .28         .40         .26          .32
                    Realized and unrealized gain (loss)on
                    investments and foreign currency
                    transactions--net                            (.07)         3.11        1.73        4.31         2.32
                                                            ----------   ----------  ----------  ----------   ----------
                    Total from investment operations               .21         3.39        2.13        4.57         2.64
                                                            ----------   ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.35)        (.63)       (.12)       (.44)           --
                      In excess of investment income--net        (.01)           --          --       (.15)           --
                      Realized gain on investments--net         (2.53)       (3.04)      (2.96)      (2.18)       (1.04)
                                                            ----------   ----------  ----------  ----------   ----------
                    Total dividends and distributions           (2.89)       (3.67)      (3.08)      (2.77)       (1.04)
                                                            ----------   ----------  ----------  ----------   ----------
                    Net asset value, end of year            $    14.56   $    17.24  $    17.52  $    18.47   $    16.67
                                                            ==========   ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           1.52%       23.25%      13.73%      32.13%       18.86%
Return:*                                                    ==========   ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      .97%         .97%       1.00%       1.03%        1.10%
Net Assets:                                                 ==========   ==========  ==========  ==========   ==========
                    Investment income--net                       1.84%        1.70%       2.21%       1.53%        2.04%
                                                            ==========   ==========  ==========  ==========   ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                          $  368,995   $  567,273  $  691,197  $  563,098   $  216,056
                                                            ==========   ==========  ==========  ==========   ==========
                    Portfolio turnover                         100.17%       61.12%      78.75%      92.65%       92.34%
                                                            ==========   ==========  ==========  ==========   ==========


*Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch EuroFund
October 31, 2000


FINANCIAL INFORMATION (continued)

FINANCIAL HIGHLIGHTS (continued)
The following per share data and ratios have been derived                              Class B++
from information provided in the financial statements.                      For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                         2000         1999       1998         1997        1996
Per Share           Net asset value, beginning of year      $    15.15   $    15.79  $    16.92  $    15.47   $    14.20
Operating                                                   ----------   ----------  ----------  ----------   ----------
Performance:        Investment income--net                         .12          .10         .17         .07          .14
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                            (.08)         2.76        1.60        3.99         2.17
                                                            ----------   ----------  ----------  ----------   ----------
                    Total from investment operations               .04         2.86        1.77        4.06         2.31
                                                            ----------   ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.18)        (.46)          --       (.32)           --
                      In excess of investment income--net       --++++           --          --       (.11)           --
                      Realized gain on investments--net         (2.53)       (3.04)      (2.90)      (2.18)       (1.04)
                                                            ----------   ----------  ----------  ----------   ----------
                    Total dividends and distributions           (2.71)       (3.50)      (2.90)      (2.61)       (1.04)
                                                            ----------   ----------  ----------  ----------   ----------
                    Net asset value, end of year            $    12.48   $    15.15  $    15.79  $    16.92   $    15.47
                                                            ==========   ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           0.48%       21.96%      12.58%      30.84%       17.61%
Return:*                                                    ==========   ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                     1.99%        2.00%       2.03%       2.06%        2.13%
Net Assets:                                                 ==========   ==========  ==========  ==========   ==========
                    Investment income--net                        .90%         .70%       1.07%        .45%        1.00%
                                                            ==========   ==========  ==========  ==========   ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                          $  481,876   $  730,361  $  787,595  $  811,859   $  738,535
                                                            ==========   ==========  ==========  ==========   ==========
                    Portfolio turnover                         100.17%       61.12%      78.75%      92.65%       92.34%
                                                            ==========   ==========  ==========  ==========   ==========


*Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.

See Notes to Financial Statements.


Merrill Lynch EuroFund
October 31, 2000


FINANCIAL INFORMATION (continued)

FINANCIAL HIGHLIGHTS (continued)
The following per share data and ratios have been derived                              Class C++
from information provided in the financial statements.                      For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                         2000         1999       1998         1997        1996
Per Share           Net asset value, beginning of year      $    14.93   $    15.66  $    16.82   $   15.45    $   14.19
Operating                                                   ----------   ----------  ----------   ---------    ---------
Performance:        Investment income--net                         .11          .10         .19         .07          .15
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                            (.07)         2.72        1.56        3.97         2.15
                                                            ----------   ----------  ----------   ---------    ---------
                    Total from investment operations               .04         2.82        1.75        4.04         2.30
                                                            ----------   ----------  ----------   ---------    ---------
                    Less dividends and distributions:
                      Investment income--net                     (.19)        (.51)          --       (.36)           --
                      In excess of investment income--net       --++++           --          --       (.13)           --
                      Realized gain on investments--net         (2.53)       (3.04)      (2.91)      (2.18)       (1.04)
                                                            ----------   ----------  ----------   ---------    ---------
                    Total dividends and distributions           (2.72)       (3.55)      (2.91)      (2.67)       (1.04)
                                                            ----------   ----------  ----------   ---------    ---------
                    Net asset value, end of year            $    12.25   $    14.93  $    15.66   $   16.82    $   15.45
                                                            ==========   ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           0.49%       21.97%      12.56%      30.81%       17.55%
Return:*                                                    ==========   ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                     2.00%        2.01%       2.04%       2.08%        2.15%
Net Assets:                                                 ==========   ==========  ==========  ==========   ==========
                    Investment income--net                        .88%         .67%       1.18%        .43%        1.04%
                                                            ==========   ==========  ==========  ==========   ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                          $   43,736   $   52,742  $   51,671   $  22,260    $  15,917
                                                            ==========   ==========  ==========  ==========   ==========
                    Portfolio turnover                         100.17%       61.12%      78.75%      92.65%       92.34%
                                                            ==========   ==========  ==========  ==========   ==========

*Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.

See Notes to Financial Statements.


Merrill Lynch EuroFund
October 31, 2000


FINANCIAL INFORMATION (concluded)

FINANCIAL HIGHLIGHTS (concluded)
The following per share data and ratios have been derived                              Class D++
from information provided in the financial statements.                      For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                         2000         1999       1998         1997        1996
Per Share           Net asset value, beginning of year      $    17.07   $    17.39  $    18.35  $    16.57   $    15.02
Operating                                                   ----------   ----------  ----------  ----------   ----------
Performance:        Investment income--net                         .25          .24         .36         .20          .28
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                            (.08)         3.08        1.72        4.31         2.31
                                                            ----------   ----------  ----------  ----------   ----------
                    Total from investment operations               .17         3.32        2.08        4.51         2.59
                                                            ----------   ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.30)        (.60)       (.08)       (.41)           --
                      In excess of investment income--net        (.01)           --          --       (.14)           --
                      Realized gain on investments--net         (2.53)       (3.04)      (2.96)      (2.18)       (1.04)
                                                            ----------   ----------  ----------  ----------   ----------
                    Total dividends and distributions           (2.84)       (3.64)      (3.04)      (2.73)       (1.04)
                                                            ----------   ----------  ----------  ----------   ----------
                    Net asset value, end of year            $    14.40   $    17.07  $    17.39  $    18.35   $    16.57
                                                            ==========   ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           1.32%       22.89%      13.49%      31.84%       18.57%
Return:*                                                    ==========   ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                     1.22%        1.22%       1.25%       1.28%        1.34%
Net Assets:                                                 ==========   ==========  ==========  ==========   ==========
                    Investment income--net                       1.65%        1.48%       2.01%       1.21%        1.83%
                                                            ==========   ==========  ==========  ==========   ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                          $  328,628   $  363,422  $  316,287  $  150,474   $  114,020
                                                            ==========   ==========  ==========  ==========   ==========
                    Portfolio turnover                         100.17%       61.12%      78.75%      92.65%       92.34%
                                                            ==========   ==========  ==========  ==========   ==========


*Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch EuroFund
October 31, 2000


NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies:
Merrill Lynch EuroFund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transac-tions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Options--The Fund is authorized to write covered call options and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.


Merrill Lynch EuroFund
October 31, 2000


NOTES TO FINANCIAL STATEMENTS (continued)


(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counter-party agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the couterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distribution in excess of investment income is due primarily to differing tax treatments for foreign currency transactions.

(i) Custodian bank--The Fund recorded an amount payable to the Custodian Bank resulting from a timing difference of security transaction settlements.

(j) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $654,344 have been reclassified between undistributed net realized capital gains and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75% on an annual basis of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Investment Managers U.K., Ltd. ("MLIM U.K."), an affiliate of MLIM, pursuant to which MLIM pays MLIM U.K. a fee computed at the rate of .15% of the average daily net assets of the Fund for providing investment advisory services to MLIM with respect to the Fund. For the year ended October 31, 2000, MLIM paid MLIM U.K. a fee of $2,183,916 pursuant to such agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                     Account    Distribution
                                 Maintenance Fee     Fee

Class B                               .25%           .75%
Class C                               .25%           .75%
Class D                               .25%            --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


Merrill Lynch EuroFund
October 31, 2000


For the year ended October 31, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                       FAMD         MLPF&S

Class A                              $ 1,068      $ 12,460
Class D                              $10,625      $137,333

For the year ended October 31, 2000, MLPF&S received contingent deferred sales charges of $792,773 and $23,143 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $3,260 relating to transactions subject to front-end sales charge waivers in Class D Shares.

In addition, MLPF&S received $81,067 in commissions on the execution of portfolio security transactions for the Fund for the year ended October 31, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLIM.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2000 were $1,314,715,955 and $1,591,842,456, respectively.

Net realized gains (losses) for the year ended October 31, 2000 and net unrealized gains (losses) as of October 31, 2000 were as follows:

                                     Realized     Unrealized
                                      Gains         Gains
                                     (Losses)      (Losses)

Long-term investments           $ 110,945,567  $     304,324
Financial futures contracts      (21,178,813)             --
Options purchased                 (3,519,753)             --
Options written                  (16,259,395)             --
Foreign currency transactions    (27,198,484)       (61,181)
                                -------------  -------------
Total                           $  42,789,122  $     243,143
                                =============  =============


Transactions in call options written for the year ended October 31, 2000 were as follows:

                                                   Premiums
                                    Par Value      Received
Outstanding call options
written at beginning of year               --             --
Options written                 $     297,004  $     740,682
Options exercised                   (297,004)      (740,682)
                                -------------  -------------
Outstanding call options
written at end of year          $          --  $          --
                                =============  =============

Transactions in put options written for the year ended October 31, 2000 were as follows:

                                                   Premiums
                                    Par Value      Received
Outstanding put options
written at beginning of year               --             --
Options written                 $      99,373  $  17,000,076
Options exercised                     (99,373)   (17,000,076)
                                -------------  -------------
Outstanding put options
written at end of year          $          --  $          --
                                =============  =============

As of October 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $16,873,389, of which $108,311,767 related to appreciated securities and $125,185,156 related to depreciated securities. At October 31, 2000, the aggregate cost of investments, for Federal income tax purposes was $1,226,453,638.


4. Shares of Beneficial Interest:
Net decrease in net assets derived from beneficial interest transactions was $208,110,094 and $133,919,709 for the years ended October 31, 2000 and October 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

Class A Shares for the
Year Ended                                          Dollar
October 31, 2000                      Shares        Amount

Shares sold                         7,395,283  $ 108,550,285
Shares issued to shareholders
in reinvestment of dividends
and distributions                   5,713,176     81,698,419
                                -------------  -------------
Total issued                       13,108,459    190,248,704
Shares redeemed                  (20,671,073)  (297,813,177)
                                -------------  -------------
Net decrease                      (7,562,614) $(107,564,473)
                                =============  =============


Merrill Lynch EuroFund
October 31, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


Class A Shares for the Year                         Dollar
Ended October 31, 1999                Shares        Amount

Shares sold                        12,500,587  $ 203,500,820
Shares issued to shareholders
in reinvestment of dividends
and distributions                   6,134,572     89,258,042
                                -------------  -------------
Total issued                       18,635,159    292,758,862
Shares redeemed                  (25,172,731)  (425,974,797)
                                -------------  -------------
Net decrease                      (6,537,572) $(133,215,935)
                                =============  =============


Class B Shares for the Year                         Dollar
Ended October 31, 2000                Shares        Amount

Shares sold                         6,738,055  $  86,287,195
Shares issued to shareholders
in reinvestment of dividends
and distributions                   9,022,003    111,602,182
                                -------------  -------------
Total issued                       15,760,058    197,889,377
Shares redeemed                  (20,639,772)  (260,694,124)
Automatic conversion of
shares                            (4,719,326)   (59,726,260)
                                -------------  -------------
Net decrease                      (9,599,040) $(122,531,007)
                                =============  =============


Class B Shares for the Year                         Dollar
Ended October 31, 1999                Shares        Amount

Shares sold                         8,946,659  $ 130,492,047
Shares issued to shareholders
in reinvestment of dividends
and distributions                  11,666,062    150,492,545
                                -------------  -------------
Total issued                       20,612,721    280,984,592
Shares redeemed                  (18,891,195)  (276,122,622)
Automatic conversion of
shares                            (3,400,262)   (50,197,908)
                                -------------  -------------
Net decrease                      (1,678,736) $ (45,335,938)
                                =============  =============


Class C Shares for the Year                         Dollar
Ended October 31, 2000                Shares        Amount

Shares sold                         1,789,088  $  22,260,080
Shares issued to shareholders
in reinvestment of dividends
and distributions                     691,421      8,393,845
                                -------------  -------------
Total issued                        2,480,509     30,653,925
Shares redeemed                   (2,442,593)   (30,297,168)
                                -------------  -------------
Net increase                           37,916  $     356,757
                                =============  =============


Class C Shares for the Year                         Dollar
Ended October 31, 1999                Shares        Amount

Shares sold                         2,589,720  $  37,332,059
Shares issued to shareholders
in reinvestment of dividends
and distributions                     823,710     10,469,359
                                -------------  -------------
Total issued                        3,413,430     47,801,418
Shares redeemed                   (3,180,422)   (45,800,142)
                                -------------  -------------
Net increase                          233,008  $   2,001,276
                                =============  =============


Class D Shares for the Year                         Dollar
Ended October 31, 2000                Shares        Amount

Shares sold                         3,076,783  $  45,292,754
Automatic conversion of
shares                              4,111,701     59,726,260
Shares issued to shareholders
in reinvestment of dividends
and distributions                   3,649,408     51,712,108
                                -------------  -------------
Total issued                       10,837,892    156,731,122
Shares redeemed                   (9,296,428)  (135,102,493)
                                -------------  -------------
Net increase                        1,541,464  $  21,628,629
                                =============  =============


Class D Shares for the Year                         Dollar
Ended October 31, 1999                Shares        Amount

Shares sold                         3,533,874  $  57,534,783
Automatic conversion of
shares                              3,034,965     50,197,908
Shares issued to shareholders
in reinvestment of dividends
and distributions                   3,801,451     54,893,228
                                -------------  -------------
Total issued                       10,370,290    162,625,919
Shares redeemed                   (7,273,858)  (119,995,031)
                                -------------  -------------
Net increase                        3,096,432 $  42,630,888
                                =============  =============


5. Short-Term Borrowings:
On December 3, 1999, the Fund, along with certain other funds managed by MLIM and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus
 .50% or a base rate as determined by Bank of America, N.A. The Fund did not borrow under the facility during the year ended October 31, 2000.


6. Commitments:
At October 31, 2000, the Fund had outstanding foreign exchange contracts under which it had agreed to purchase and sell foreign currency aggregating approximately $13,262,000 and $14,781,000, respectively.


Merrill Lynch EuroFund
October 31, 2000


INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch EuroFund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch EuroFund as of October 31, 2000, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch EuroFund as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 7, 2000



IMPORTANT TAX INFORMATION (unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch EuroFund during its taxable year ended October
31, 2000:
                                      Foreign    Non-Qualifying     Total    Foreign Taxes   Long-Term
             Record       Payable      Source       Domestic      Ordinary     Paid or       Capital
              Date         Date        Income        Income        Income      Withheld       Gains*
Class A     12/13/99     12/17/99     $.410910     $1.284513     $1.695423     $.056479     $1.193932

Class B     12/13/99     12/17/99     $.369366     $1.154648     $1.524014     $.056479     $1.193932

Class C     12/13/99     12/17/99     $.371832     $1.162357     $1.534189     $.056479     $1.193932

Class D     12/13/99     12/17/99     $.400992     $1.253512     $1.654504     $.056479     $1.193932

*The entire distribution is subject to the 20% tax rate.


All of the foreign taxes paid or withheld represent taxes incurred by the Fund on dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.